INVESTMENTS IN AFFILIATED COMPANY	12 Months Ended
Dec. 31, 2011
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Investments In and Advances to Affiliates, Schedule of Investments [Text Block]

Note 6:- Investments in affiliated companies

The following table summarizes the activity for the investment in affiliates:

2011

January 1, 2011	2,394
Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 3(e))	68,431
Purchase of additional shares	8,239
Equity loss	(206)
Exchange differences	(2,862)

December 31, 2011	75,996

Following are details relating to the financial position and results of operations of affiliates in the aggregate:

a.	Group’s share of the associates’ statement of financial position based on the interests therein at reporting date:

	December 31,
	2010	2011

Current assets	2,360	20,977
Noncurrent assets *)	1,026	80,166
Current liabilities	981	15,842
Noncurrent liabilities	11	9,305

	2,394	75,996

Other investments	815	1,111

	3,209	77,107

*)	Includes balance of goodwill in an amount of $ 419 as of December 31, 2010 and includes balances of other intangibles and goodwill in amounts of $ 2,764 and $ 23,521 as of December 31, 2010 and 2011, respectively. The aforementioned other intangibles are amortized over an average period of 7 years.

b.	Group’s share of the associates’ statement of operation based on the interests therein during the year (with respect to the Group’s interest in Sapiens, for the period from August 21, 2011 until December 31, 2011):
	Year ended December 31,
	2009	2010	2011

Revenues	7,996	6,592	18,016
Loss	335	1,070	206